Inventories - Schedule of Inventories (Details) - CAD ($)	Mar. 31, 2020	Mar. 31, 2019
Classes Of Inventories [Abstract]
Raw materials	$ 5,065,731	$ 3,410,613
Work in progress	2,790,815	281,027
Finished goods	553,828	635,914
Supplies and spare parts	682,164	710,607
Inventories	$ 9,092,538	$ 5,038,161	[1]

[1]	The Corporation has initially applied IFRS 16 as at April 1, 2019. Under the transition method chosen, comparative information is not restated. Refer to note 3 (q).